intangible assets and goodwill - Business acquisitions (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 08, 2022	Jan. 01, 2022
Customer contracts and related customer relationships
Acquisition effected by way of:
Useful life of intangible assets	8 years
Software
Acquisition effected by way of:
Useful life of intangible assets	5 years
Other intangible assets
Acquisition effected by way of:
Useful life of intangible assets	5 years
Combined acquisitions
Current assets
Cash	$ 7
Accounts receivable	61
Other	6
Total current assets	74
Non-current assets
Intangible assets subject to amortization	245
Other	4
Total non-current assets	261
Total identifiable assets acquired	335
Current liabilities
Accounts payable and accrued liabilities	36
Income and other taxes payable	6
Advance billings and customer deposits	11
Current maturities of long-term debt	31
Total current liabilities	84
Non-current liabilities
Long-term debt	75
Other long-term liabilities	5
Deferred income taxes	50
Total non-current liabilities	130
Total liabilities assumed	214
Net identifiable assets acquired	121
Goodwill	196
Net assets acquired	317
Acquisition effected by way of:
Cash consideration	273
Provisions	38
Issuance of TELUS Corporation Common Shares	6
Total consideration transferred	317
Combined acquisitions | Owned assets
Non-current assets
Property, plant and equipment	10
Combined acquisitions | Right-of-use lease assets.
Non-current assets
Property, plant and equipment	$ 2
Fully Managed Inc.
Business acquisition
Ownership interest in businesses acquired (as a percentage)			100.00%
Current assets
Cash			$ 3
Accounts receivable			49
Other			2
Total current assets			54
Non-current assets
Intangible assets subject to amortization			132
Total non-current assets			133
Total identifiable assets acquired			187
Current liabilities
Accounts payable and accrued liabilities			31
Advance billings and customer deposits			2
Total current liabilities			33
Non-current liabilities
Long-term debt			70
Other long-term liabilities			2
Deferred income taxes			34
Total non-current liabilities			106
Total liabilities assumed			139
Net identifiable assets acquired			48
Goodwill			77
Net assets acquired			125
Acquisition effected by way of:
Cash consideration			90
Provisions			29
Issuance of TELUS Corporation Common Shares			6
Total consideration transferred			125
Fully Managed Inc. | Owned assets
Non-current assets
Property, plant and equipment			$ 1
Vivint Smart Home
Current assets
Cash		$ 3
Accounts receivable		9
Other		2
Total current assets		14
Non-current assets
Intangible assets subject to amortization		76
Other		4
Total non-current assets		81
Total identifiable assets acquired		95
Current liabilities
Accounts payable and accrued liabilities		2
Income and other taxes payable		6
Advance billings and customer deposits		2
Current maturities of long-term debt		31
Total current liabilities		41
Non-current liabilities
Deferred income taxes		11
Total non-current liabilities		11
Total liabilities assumed		52
Net identifiable assets acquired		43
Goodwill		58
Net assets acquired		101
Acquisition effected by way of:
Cash consideration		101
Total consideration transferred		101
Vivint Smart Home | Right-of-use lease assets.
Non-current assets
Property, plant and equipment		$ 1
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)	100.00%
Current assets
Cash	$ 1
Accounts receivable	3
Other	2
Total current assets	6
Non-current assets
Intangible assets subject to amortization	37
Total non-current assets	47
Total identifiable assets acquired	53
Current liabilities
Accounts payable and accrued liabilities	3
Advance billings and customer deposits	7
Total current liabilities	10
Non-current liabilities
Long-term debt	5
Other long-term liabilities	3
Deferred income taxes	5
Total non-current liabilities	13
Total liabilities assumed	23
Net identifiable assets acquired	30
Goodwill	61
Net assets acquired	91
Acquisition effected by way of:
Cash consideration	82
Provisions	9
Total consideration transferred	91
Individually immaterial transactions | Owned assets
Non-current assets
Property, plant and equipment	9
Individually immaterial transactions | Right-of-use lease assets.
Non-current assets
Property, plant and equipment	$ 1